Contract obligations	12 Months Ended
Dec. 31, 2019
Contract with Customer, Liability [Abstract]
Contract obligations

The Company has received a deposit of $100,000USD from Alberta Green Ventures Limited Partnership (“AGV’) to be applied to an SFD® survey which is scheduled to be completed by June 30, 2020.

	For the year ended
	December 31,	December 31,
	2019	2018
Contract obligations	$131,386	$-